Exhibit 99
Ford Credit Auto Owner Trust 2015-A
Monthly Investor Report

Collection Period	May 2018
Payment Date	6/15/2018
Transaction Month	39
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-189385 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,669,398,082.33	74,643		54.9 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$359,200,000.00	0.32%		April 15, 2016
Class A-2a Notes	$215,000,000.00	0.81%		January 15, 2018
Class A-2b Notes	$331,400,000.00	2.16871%	*	January 15, 2018
Class A-3 Notes	$483,000,000.00	1.28%		September 15, 2019
Class A-4 Notes	$111,780,000.00	1.64%		June 15, 2020
Class B Notes	$47,380,000.00	2.03%		August 15, 2020
Class C Notes	$31,590,000.00	2.20%		November 15, 2020
Class D Notes	$31,590,000.00	2.70%		September 15, 2021
Total	$1,610,940,000.00
	* One-month LIBOR + 0.25%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$726,084.92

Principal:
Principal Collections	$12,464,482.60
Prepayments in Full	$4,949,555.14
Liquidation Proceeds	$189,982.88
Recoveries	$70,919.63
Sub Total	$17,674,940.25
Collections	$18,401,025.17

Purchase Amounts:
Purchase Amounts Related to Principal	$291,344.36
Purchase Amounts Related to Interest	$1,532.80
Sub Total	$292,877.16

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$18,693,902.33

Ford Credit Auto Owner Trust 2015-A
Monthly Investor Report

Collection Period	May 2018
Payment Date	6/15/2018
Transaction Month	39
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$18,693,902.33
Servicing Fee	$210,190.09	$210,190.09	$0.00	$0.00	$18,483,712.24
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$18,483,712.24
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$18,483,712.24
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$18,483,712.24
Interest - Class A-3 Notes	$19,526.84	$19,526.84	$0.00	$0.00	$18,464,185.40
Interest - Class A-4 Notes	$152,766.00	$152,766.00	$0.00	$0.00	$18,311,419.40
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$18,311,419.40
Interest - Class B Notes	$80,151.17	$80,151.17	$0.00	$0.00	$18,231,268.23
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$18,231,268.23
Interest - Class C Notes	$57,915.00	$57,915.00	$0.00	$0.00	$18,173,353.23
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$18,173,353.23
Interest- Class D Notes	$71,077.50	$71,077.50	$0.00	$0.00	$18,102,275.73
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$18,102,275.73
Regular Principal Payment	$17,114,631.23	$17,114,631.23	$0.00	$0.00	$987,644.50
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$987,644.50
Residual Released to Depositor	$0.00	$987,644.50	$0.00	$0.00	$0.00
Total		$18,693,902.33

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$17,114,631.23
Total					$17,114,631.23
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$17,114,631.23	$35.43	$19,526.84	$0.04	$17,134,158.07	$35.47
Class A-4 Notes	$0.00	$0.00	$152,766.00	$1.37	$152,766.00	$1.37
Class B Notes	$0.00	$0.00	$80,151.17	$1.69	$80,151.17	$1.69
Class C Notes	$0.00	$0.00	$57,915.00	$1.83	$57,915.00	$1.83
Class D Notes	$0.00	$0.00	$71,077.50	$2.25	$71,077.50	$2.25
Total	$17,114,631.23	$10.62	$381,436.51	$0.24	$17,496,067.74	$10.86

Ford Credit Auto Owner Trust 2015-A
Monthly Investor Report

Collection Period	May 2018
Payment Date	6/15/2018
Transaction Month	39

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$18,306,409.08	0.0379015	$1,191,777.85	0.0024674
Class A-4 Notes	$111,780,000.00	1.0000000	$111,780,000.00	1.0000000
Class B Notes	$47,380,000.00	1.0000000	$47,380,000.00	1.0000000
Class C Notes	$31,590,000.00	1.0000000	$31,590,000.00	1.0000000
Class D Notes	$31,590,000.00	1.0000000	$31,590,000.00	1.0000000
Total	$240,646,409.08	0.1493826	$223,531,777.85	0.1387586

Pool Information
Weighted Average APR	3.464%	3.480%
Weighted Average Remaining Term	24.16	23.40
Number of Receivables Outstanding	26,343	25,451
Pool Balance	$252,228,103.37	$234,137,722.33
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$240,646,409.08	$223,531,777.85
Pool Factor	0.1510892	0.1402528

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$8,346,990.41
Targeted Credit Enhancement Amount	$8,346,990.41
Yield Supplement Overcollateralization Amount	$10,605,944.48
Targeted Overcollateralization Amount	$10,605,944.48
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$10,605,944.48

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$8,346,990.41
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$8,346,990.41
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$8,346,990.41

Ford Credit Auto Owner Trust 2015-A
Monthly Investor Report

Collection Period	May 2018
Payment Date	6/15/2018
Transaction Month	39
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		98	$195,016.06
(Recoveries)		149	$70,919.63
Net Loss for Current Collection Period			$124,096.43
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.5904%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.8975%
Second Prior Collection Period			0.5606%
Prior Collection Period			(0.0456)%
Current Collection Period			0.6124%
Four Month Average (Current and Prior Three Collection Periods)			0.5062%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		5265	$13,639,516.00
(Cumulative Recoveries)			$2,224,833.09
Cumulative Net Loss for All Collection Periods			$11,414,682.91
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.6838%

Average Realized Loss for Receivables that have experienced a Realized Loss			$2,590.60
Average Net Loss for Receivables that have experienced a Realized Loss			$2,168.03

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	2.38%	421	$5,562,542.77
61-90 Days Delinquent	0.18%	35	$426,128.02
91-120 Days Delinquent	0.08%	9	$179,001.81
Over 120 Days Delinquent	0.26%	42	$606,242.57
Total Delinquent Receivables	2.89%	507	$6,773,915.17

Repossession Inventory:
Repossessed in the Current Collection Period		16	$197,488.13
Total Repossessed Inventory		21	$259,526.64

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.3344%
Prior Collection Period			0.3606%
Current Collection Period			0.3379%
Three Month Average			0.3443%

Ford Credit Auto Owner Trust 2015-A
Monthly Investor Report

Collection Period	May 2018
Payment Date	6/15/2018
Transaction Month	39

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2018

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Sumito Mulchandani
Assistant Treasurer